Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Employee related costs	$ 1,362,925	$ 1,162,548
Legal and professional fees	714,529	694,288
Research and development	2,552,529	3,051,051
Other	27,465	33,439
Total accounts payable and accrued liabilities	$ 4,657,448	$ 4,941,326